INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Net income (loss) (including non-controlling interests)	$ (578)	$ (2,391)	$ 5,330
Income tax expense (benefit)	1,666	459	(349)
Income / (loss) before taxes	1,088	(1,932)	4,981
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries	136	(468)	1,043
Permanent items	714	(993)	(421)
Rate changes	0	340	0
Net change in measurement of deferred tax assets	454	1,201	(1,301)
Tax effects of foreign currency translation	41	14	(47)
Tax credits	(13)	(9)	(17)
Other taxes	267	160	151
Others	67	214	243
Total income tax expense (benefit)	$ 1,666	$ 459	$ (349)